Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business

1. Description of Business

Gravity Co., Ltd. (“Gravity”) was incorporated on April 4, 2000 to engage in developing and distributing online games and other related businesses principally in the Republic of Korea and other countries in Asia, North and South America, and Europe. Gravity’s principal product, Ragnarok Online, a multiplayer online role playing game, was commercially launched in August 2002.

Gravity has five subsidiaries. NeoCyon, Inc. and Gravity Games Corp. (formerly Barunson Interactive Corp.) operate in the Republic of Korea, while the others, including Gravity Interactive, Inc., operate in other countries.

Gravity CIS Co., Ltd. and Gravity RUS Co., Ltd. were excluded from the consolidation as of December 31, 2012 since the Company no longer had control over them (See Note 2).

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis Inc., the former majority shareholder, and also acquired additional 6.92% voting shares on June 23 and June 24, 2008. As of December 31, 2012, GungHo Online Entertainment, Inc. has majority ownership and voting rights over the Company.

The Company conducts its business within one industry segment — the business of developing and distributing online game, software and other related services.